Income Taxes - Significant Components of Income Before Income Taxes as Used for Income Tax Purposes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of income before income taxes as used for income tax purposes
Domestic		$ 1,309,279	$ 1,415,572	$ 1,504,990
Foreign		50,371	53,738	90,243
Income from continuing operations before income taxes	[1]	$ 1,359,650	$ 1,469,310	$ 1,595,233

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.